SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended									12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 newbuilding_contract t	Feb. 05, 2013	Jan. 24, 2013	May 30, 2012	Jan. 04, 2013 Golden Zhejiang [Member]	Dec. 31, 2013 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member] management_company	Mar. 31, 2013 VLCC Mayfair [Member]	Dec. 31, 2015 Capesize Newbuildings [Member]	Dec. 31, 2014 Capesize Newbuildings [Member]	Apr. 15, 2013 Capesize Newbuildings [Member]
Subsequent Event [Line Items]
Time charter period minimum									11 months
Time charter period maximum									13 months
Common stock, shares, issued	35,061	11,301
Share-based payment award, total share-based liabilities paid							$ 181,610	$ 159,763
RSUs granted										94,476
Number of management companies											2
Number of RSU vesting years	3 years	3 years		3 years
Share-based payment award, award vesting period	1/3			1/3
Dividends payable per share						$ 0.175
Loss on sale of vessels		(13,088,000)	0	0								5,300,000
Number of newbuildings on order					2
Capesize drybulk size range					182,000
New building installments to date															15,400,000
Newbuilding commitments															87,000,000
Newbuilding installments													$ 81,900,000	$ 5,100,000